EQUITY - Schedule of conversion option is exercised under the convertible notes currently issued (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
N° of authorized shares
Disclosure of classes of share capital [line items]
Opening balance (in shares)	604,441,789,335	606,407,693,000
Reduction of full right (in shares)	0	(1,965,903,665)
Subtotal (in shares)	0	(1,965,903,665)
Closing balance (in shares)	604,441,789,335	604,441,789,335
N° of authorized shares | Convertible Notes H
Disclosure of classes of share capital [line items]
Convertible notes H (in shares)	0	0
N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option
Disclosure of classes of share capital [line items]
Opening balance (in shares)	604,437,877,587	604,437,584,048
Reduction of full right (in shares)	0	0
Subtotal (in shares)	0	293,539
Closing balance (in shares)	604,437,877,587	604,437,877,587
N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option | Convertible Notes H
Disclosure of classes of share capital [line items]
Convertible notes H (in shares)	0	293,539
N° of convertible notes back-up shares pending to place
Disclosure of classes of share capital [line items]
Opening balance (in shares)	3,911,748	4,205,287
Reduction of full right (in shares)	0	0
Subtotal (in shares)	0	(293,539)
Closing balance (in shares)	3,911,748	3,911,748
N° of convertible notes back-up shares pending to place | Convertible Notes H
Disclosure of classes of share capital [line items]
Convertible notes H (in shares)	0	(293,539)
N° of shares to subscribe or not used
Disclosure of classes of share capital [line items]
Opening balance (in shares)	0	1,965,903,665
Reduction of full right (in shares)	0	(1,965,903,665)
Subtotal (in shares)	0	(1,965,903,665)
Closing balance (in shares)	0	0
N° of shares to subscribe or not used | Convertible Notes H
Disclosure of classes of share capital [line items]
Convertible notes H (in shares)	0	0